Finance lease receivables (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Explanation Of Unguaranteed Residual Values Accruing To Benefit Of Lessor	USD 246 million	USD 156 million
Accumulated Allowance For Uncollectible Minimum Lease Payments Receivable	$ 6	$ 7
Contingent Rents Recognised As Income	$ 0
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Explanation Of Unguaranteed Residual Values Accruing To Benefit Of Lessor	USD 246 million	USD 156 million
Accumulated Allowance For Uncollectible Minimum Lease Payments Receivable	$ 6	$ 7
Contingent Rents Recognised As Income	$ 0